Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Note 20.	Related Party Transactions

There are agreements among the Company’s affiliates to which the Company is a party or subject to, including a name license and an unsecured revolving credit facility. Related parties include the directors, executive officers, director nominees or greater than 5% shareholders, and their respective immediate family members. The Company’s significant related party transactions as of and for the year ended December 31, 2012 were as follows:

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Notes payable owed to Brookfield Office Properties, an affiliate of the Company, were paid off in full during the year. For the year ended December 31, 2012, interest of $34.7 million (2011 – $27.4 million), was incurred relating to these facilities.

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An unsecured revolving operating facility with a principal amount outstanding of $nil (December 31, 2011 – $226.0 million) with a subsidiary of Brookfield Asset Management Inc. For the year ended December 31, 2012, interest of $11.7 million (2011 – $14.8 million), was incurred relating to this facility.

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During the year ended December 31, 2012, the Company paid $39.8 million (2011 – $nil) to Brookfield Asset Management Inc. for Canadian tax credits. The transactions were recorded at the exchange amount.

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During the year ended December 31, 2012, the Company paid $25.6 million (2011 – $nil) to Brookfield Asset Management Inc. to acquire the tax attributes of a subsidiary of Brookfield Asset Management Inc. The transactions were recorded at the exchange amount.

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During the year ended December 31, 2012, the Company borrowed $225.0 million under a promissory note from Brookfield Asset Management Inc. For the year ended December 31, 2012, interest of $0.1 million (2011 – $nil), was incurred relating to this facility. The promissory note was repaid in full prior to the end of the year.